Investment in Qualified Affordable Housing (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity investments		$ 3,500	$ 3,500
Investment in qualified affordable housing tax credits amortization		$ 10,278	$ 7,300	$ 6,664
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		35.00%	35.00%	35.00%
Affordable Housing Tax Credits and Other Tax Benefits, Amount		$ 9,400	$ 9,400	$ 8,900
Affordable Housing Program Obligation		14,282	14,282
Qualified Affordable Housing [Domain]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity investments		49,669	$ 52,947
Change in Accounting Method Accounted for as Change in Estimate [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Investment in qualified affordable housing tax credits amortization		$ 3,100
Subsequent Event [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%